Note 15 - Other Assets	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of other assets [text block]
15.	Other assets

	As of December 31,
	2025			2024
	Current	Non-current	Total	Current	Non-current	Total
Guarantee deposits assets	$317,959	$2,070,230	$2,388,189	$-	$1,432,177	$1,432,177
Lease and other deposits	46,478	285,269	331,747	-	-	-
Receivables from statutory authorities	184,075	-	184,075	88,396	-	88,396
Advances to employees	573	-	573	60,366	-	60,366
Others	-	65,461	65,461	3,054	62,563	65,617
	$549,085	$2,420,960	$2,970,045	$151,816	$1,494,740	$1,646,556